Cash and Restricted Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Restricted Deposits
Summary of components of cash
	December 31,
	2016	2017
	Thousand NIS	Thousand NIS

Bank accounts- dominated in NIS	3,501	823
Bank accounts- other (mainly USD)	44,098	20,336
	47,599	21,159